SHAREHOLDERS' EQUITY (Schedule Of Equity-Based Compensation Expense) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total stock-based compensation expense	[1]	$ 1,625	$ 3,345	$ 3,822
Stock Option [Member]
Total stock-based compensation expense		1,049
Cost Of Sales [Member]
Total stock-based compensation expense		73	215	1,009
Research And Development Expense [Member]
Total stock-based compensation expense		736	1,625	1,298
Research And Development Expense [Member] | Restricted Stock Units R S U [Member]
Total stock-based compensation expense		0	2,086	674
Selling And Marketing Expense [Member]
Total stock-based compensation expense		495	674	181
General And Administrative Expense [Member]
Total stock-based compensation expense		$ 321	$ 831	$ 1,334

[1]	Including $ 674, $ 2,086 and $ 822 compensation expenses related to RSUs for the year ended December 31, 2013, 2014 and 2015, respectively